SUPPLEMENTARY CASH FLOW INFORMATION - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Financing Activities, Long-Term Debt [Roll Forward]
Borrowings	$ 1,047.9	$ 1,758.7
Interest payable	4.1	4.0		$ 12.6
Lease liabilities	35.2	43.5	$ 41.8
Proceeds from borrowings, classified as financing activities	200.0	240.0
Repayment of revolving credit facility and notes payable (Note 28)	(256.2)	(952.5)
Interest Paid on Lease Liabilities	(3.5)	(4.4)
Payment of lease liabilities	(17.1)	(16.8)
Interest expense on debt instruments issued	51.9	71.8
Interest expense on lease liabilities (Note 34)	3.5	4.4
Increase through new leases, liabilities arising from financing activities	8.6	26.2
Changes in lease liabilities arising from disposal of subsidiaries	0.0	(7.7)
Liabilities in subsidiary or businesses acquired or disposed		0.0
Lease Costs, Other	0.2
Debt, other	2.1	1.7
Interest, other	(0.4)	(0.4)
Interest paid on debt	$ (51.4)	$ (80.0)